Statement of Cash Flows (USD $)	5 Months Ended	6 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (69,763)	$ (183,215)	$ (417,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in prepaid expenses	0	35,188	(20,331)
Accrued interest in trust account	(6,680)	11,899	(18,492)
Increase in accounts payable and accrued expenses	0	29,591	83,321
Net cash used in operating activities	(76,443)	(106,537)	(373,225)
Cash flows from investing activities:
Cash transferred to trust account	(64,640,000)	0	(64,640,000)
Cash flows from financing activities:
Proceeds from notes payable to shareholders	200,000	0	200,000
Repayment of notes payable - shareholder	(200,000)	0	(200,000)
Proceeds from sale of initial ordinary shares	25,000	0	25,000
Proceeds from public offering of units	64,000,000	0	64,000,000
Proceeds from sale of insider warrants	4,000,000	0	4,000,000
Payment of offering costs	(2,361,515)	0	(2,509,994)
Net cash provided by financing activities	65,663,485	0	65,515,006
Net (decrease) increase in cash	947,042	(106,537)	501,781
Cash beginning of period	0	608,318	0
Cash end of period	947,042	501,781	501,781
Supplemental disclosures of non-cash financing activities:
Accrual for offering costs	$ (82,643)	$ 0	$ 0